Cover	Aug. 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 09, 2023
Entity File Number	000-54301
Entity Registrant Name	ZHANLING INTERNATIONAL LIMITED
Entity Central Index Key	0001489300
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Unit 305-306, 3/F., New East Ocean Centre,
Entity Address, Address Line Two	No.9 Science Museum Road,
Entity Address, City or Town	Tsim Sha Tsui,
Entity Address, Country	HK
Entity Address, Postal Zip Code	999077
City Area Code	(86)
Local Phone Number	18628565646
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $.001 par value
Trading Symbol	ZLME
Entity Emerging Growth Company	false